Debt Instruments - Impairment Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Net impairment losses for the year	€ 9,259	€ 9,626	€ 10,652
Financial assets available for sale
Debt Instruments
Net impairment losses for the year	10	(11)	230
Loans and receivables category
Debt Instruments
Net impairment losses for the year	9,241	9,557	10,194
Debt instruments
Debt Instruments
Balance at beginning of year	498	291	144
Net impairment losses for the year	348	380	211
Impairment losses charged to income	386	423	223
Impairment losses reversed with a credit to income	(38)	(43)	(12)
Exchange differences and other changes	(116)	(172)	(64)
Balance at end of year	730	498	291
Debt instruments | European Union
Debt Instruments
Balance at beginning of year	40	34
Balance at end of year	30	40	34
Debt instruments | Latin America
Debt Instruments
Balance at beginning of year	458	257
Balance at end of year	700	458	257
Debt instruments | Financial assets available for sale
Debt Instruments
Net impairment losses for the year		(25)	119
Debt instruments | Loans and receivables category
Debt Instruments
Net impairment losses for the year	348	405	92
Impairment losses reversed with a credit to income	€ (1,620)	€ (1,582)	€ (1,375)